SHARE CAPITAL	6 Months Ended
Jun. 30, 2021
Disclosure of classes of share capital [abstract]
SHARE CAPITAL
NOTE 6 - SHARE CAPITAL:

1.	Equity:

a.
In February and March 2021, the Company issued additional 2,546,265 ordinary shares for net proceeds of $9.9 million at a weighted average price of $3.99 per ordinary share through the Company’s ATM Program established in July 2020.

b.	In March 2021, 4,500 tradable warrants were exercised into 2,250 ordinary shares of the Company for a total consideration of $13 thousand at an exercise price of $5.85.

c.
During the six months ended June 30, 2021, several employees and service providers exercised 99,974 options into 99,974 ordinary shares of the Company for a total consideration of $274 thousand at a weighted average price of $2.76.

d.
On April 21, 2021, upon satisfaction of the sale price condition pursuant to the subscription agreement signed in December 2019, the Company’s Board of Directors decided to accelerate the termination date of the Investors and Broker warrants issued in December 2019 and February 2020. In accordance with the terms of the agreement, as of the notice date and until June 23, 2021 (the “Early Termination Exercise Period”), the holders may exercise their warrants and following such Early Termination Exercise Period, these warrants shall be deemed terminated.

During the six months ended June 30, 2021, the warrants holders, including our Chairman of the board and D.N.A Biomedical Solutions Ltd. (“DNA”) exercised 3,300,645 warrants into 3,172,800 ordinary shares through cash or cashless mechanism. The total consideration from the exercise of these warrants was $3,145 thousand at an exercise price of $1.05.

e.
On May 7, 2021, the Company entered into new At-the-market equity program (the "Second ATM Program") that allows the Company to issue up to additional 5 million ordinary shares, at the Company's discretion. Distributions of the ordinary shares through the Second ATM Program were made pursuant to the terms of an equity distribution agreement dated May 7, 2021 among the Company and B. Riley Securities, Inc (the "Agent").

In June 2021, the Company issued 1,400,000 ordinary shares for net proceeds of $9.5 million at a weighted average price of $7.02 per ordinary share through the Company’s Second ATM Program established in May 2021.

2.	Options Grants

a.
On January 4, 2021 options to purchase 1,314,218 ordinary shares were granted to the Chief Executive officer of the Company, with an exercise price of $1.24. The options vest over 4 years from the date of grant; 25% vest on the first anniversary of the date of grant and the remaining 75% of the option will vest in twelve equal quarterly installments following the first anniversary of the grant date. The grant was subject to the approval by the shareholders of the Company, which approved the grant in March 2021. The fair value of the options at the date of grant was $1,320 thousand.

b.	On April 7, 2021, the Company’s Board of Directors approved the following option grants:

i.
Options grant to purchase 150,000 ordinary shares to the new US-based CFO, with an exercise price of $3.61 per share. The options vest over 4 years from the date of grant; 25% vest on the first anniversary of the date of grant and the remaining 75% of the option will vest in twelve equal quarterly installments following the first anniversary of the grant date. This grant is subject to shareholders approval. The fair value of the options at the date of grant was $647 thousand.

ii.
Options grants to purchase 213,000 ordinary shares to certain employees and 70,000 options granted to service providers, with an exercise price of $3.61 per share. The options vest over 4 years from the date of grant; 25% vest on the first anniversary of the date of grant and the remaining 75% of the option will vest in twelve equal quarterly installments following the first anniversary of the grant date. The fair value of the options at the date of grant was $646 thousand.

iii.
Options grant to purchase 33,368 ordinary shares to a non-executive director of the Company, with an exercise price of $3.61. The options will vest over 3 years in twelve equal quarterly instalments starting on the vesting commencement date. This grant is subject to shareholders approval. The fair value of the options at the date of grant was $142 thousand.

c.
On April 21, 2021, options to purchase 345,000 ordinary shares were granted to several executive officers of the Company, with an exercise price of $3.15. The options vest over 4 years from the date of grant; 25% vest on the first anniversary of the date of grant and the remaining 75% of the option will vest in twelve equal quarterly installments following the first anniversary of the grant date. This grant is subject to shareholders approval. The fair value of the options at the date of grant was $1,532 thousand.